        Payden Emerging Markets Bond Fund

Schedule of Investments - January 31, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (99%)
Angola (USD) (2%)
4,980,000	Angolan Government International Bond 144A, 8.00%, 11/26/29 (a)	$4,937
8,295,000	Angolan Government International Bond 144A, 8.25%, 5/09/28 (a)	8,312
6,785,000	Angolan Government International Bond 144A, 9.38%, 5/08/48 (a)	6,746
3,340,000	Angolan Government International Bond 144A, 9.50%, 11/12/25 (a)	3,560

		23,555

Argentina (ARS) (0%)
44,420,000	YPF SA 144A, 16.50%, 5/09/22 ARS (a)(b)	366

Argentina (USD) (2%)
7,391,273	Argentine Republic Government International Bond, 0.13%, 7/09/30	2,844
11,957,476	Argentine Republic Government International Bond, 0.13%, 7/09/35	4,110
10,449,090	Argentine Republic Government International Bond, 0.13%, 1/09/38	4,112
4,692,500	Argentine Republic Government International Bond, 0.13%, 7/09/41	1,709
1,798,995	Argentine Republic Government International Bond, 1.00%, 7/09/29	750
2,050,000	Provincia de Buenos Aires 144A, 6.50%, 2/15/23 (a)	774
1,625,000	Provincia de Buenos Aires 144A, 7.88%, 6/15/27 (a)	611
5,272,678	Provincia de Cordoba 144A, 3.00%, 12/10/25 (a)	3,955

		18,865

Armenia (USD) (2%)
6,290,000	Republic of Armenia International Bond 144A, 3.60%, 2/02/31 (a)	6,179
2,550,000	Republic of Armenia International Bond 144A, 3.95%, 9/26/29 (a)	2,591
7,795,000	Republic of Armenia International Bond 144A, 7.15%, 3/26/25 (a)	9,028

		17,798

Austria (USD) (0%)
1,040,000	Klabin Austria GmbH 144A, 3.20%, 1/12/31 (a)	1,038
2,120,000	Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a)	2,661

		3,699

Bahrain (USD) (0%)
1,835,000	Bahrain Government International Bond 144A, 5.63%, 9/30/31 (a)	1,891
1,840,000	Bahrain Government International Bond 144A, 6.75%, 9/20/29 (a)	2,078

		3,969

Belarus (USD) (1%)
1,730,000	Republic of Belarus International Bond 144A, 6.20%, 2/28/30 (a)	1,749
1,610,000	Republic of Belarus International Bond 144A, 6.88%, 2/28/23 (a)	1,680
1,020,000	Republic of Belarus International Bond 144A, 7.63%, 6/29/27 (a)	1,120

Principal or Shares	Security Description	Value (000)

2,200,000	Republic of Belarus Ministry of Finance 144A, 5.88%, 2/24/26 (a)	$2,260
3,710,000	Republic of Belarus Ministry of Finance 144A, 6.38%, 2/24/31 (a)	3,777

		10,586

Bermuda (USD) (1%)
900,000	Bermuda Government International Bond 144A, 2.38%, 8/20/30 (a)	934
2,620,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (a)	2,787
2,340,000	Geopark Ltd. 144A, 6.50%, 9/21/24 (a)	2,425
1,400,000	Geopark Ltd., 6.50%, 9/21/24 (c)	1,451
4,430,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 144A, 4.85%, 10/14/38 (a)	4,961

		12,558

Brazil (BRL) (1%)
31,733,634	Brazil Notas do Tesouro Nacional Serie B,
	6.00%, 8/15/28 BRL (b)	6,953

Brazil (USD) (2%)
4,755,000	Brazilian Government International Bond,
	4.75%, 1/14/50	4,761
3,990,000	Brazilian Government International Bond,
	5.00%, 1/27/45	4,152
4,060,000	BRF SA 144A, 5.75%, 9/21/50 (a)	4,278
1,400,000	Itau Unibanco Holding SA 144A, (5 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 3.446%) 3.88%, 4/15/31 (a)(d)	1,404
3,880,000	Itau Unibanco Holding SA 144A, (5 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 2.822%) 4.50%, 11/21/29 (a)(d)(e)	3,999
4,492,010	USJ-Acucar e Alcool S/A 144A,
	9.88%, 11/09/23 (a)(f)	1,348

		19,942

Cayman Islands (USD) (0%)
2,135,000	DP World Salaam, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.750%)
	6.00%, (c)(d)(g)	2,346
868,000	Odebrecht Oil & Gas Finance Ltd. 144A,
	0.00%, (a)(g)(h)	7

		2,353

Chile (USD) (0%)
2,494,454	Latam Airlines 2015-1 Pass-Through Trust A, 4.20%, 11/15/27	2,367

Colombia (USD) (3%)
7,842,000	Colombia Government International Bond,
	3.13%, 4/15/31	8,114
3,045,000	Colombia Government International Bond,
	4.50%, 3/15/29	3,478
3,980,000	Colombia Government International Bond,
	5.00%, 6/15/45	4,638
4,594,000	Colombia Government International Bond,
	6.13%, 1/18/41	5,915
4,735,000	Colombia Government International Bond,
	7.38%, 9/18/37	6,650
2,435,000	Ecopetrol SA, 6.88%, 4/29/30	3,035

		31,830

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Costa Rica (USD) (1%)
3,325,000	Costa Rica Government International Bond
	144A, 4.38%, 4/30/25 (a)	$3,264
4,735,000	Costa Rica Government International Bond
	144A, 6.13%, 2/19/31 (a)	4,764
2,270,000	Costa Rica Government International Bond
	144A, 7.00%, 4/04/44 (a)	2,242
3,515,000	Costa Rica Government International Bond
	144A, 7.16%, 3/12/45 (a)(e)	3,493

		13,763

Dominica Republic (USD) (4%)
2,060,000	Dominican Republic International Bond 144A, 4.88%, 9/23/32 (a)	2,205
2,640,000	Dominican Republic International Bond 144A, 5.30%, 1/21/41 (a)	2,736
6,915,000	Dominican Republic International Bond 144A, 5.88%, 1/30/60 (a)	7,275
5,065,000	Dominican Republic International Bond 144A, 5.95%, 1/25/27 (a)	5,836
9,195,000	Dominican Republic International Bond 144A, 6.00%, 7/19/28 (a)	10,714
1,990,000	Dominican Republic International Bond 144A, 6.40%, 6/05/49 (a)	2,239
2,200,000	Dominican Republic International Bond 144A, 6.50%, 2/15/48 (a)	2,508
4,615,000	Dominican Republic International Bond 144A, 6.85%, 1/27/45 (a)	5,457
4,740,000	Dominican Republic International Bond 144A, 6.88%, 1/29/26 (a)	5,620

		44,590

Ecuador (USD) (1%)
13,139,458	Ecuador Government International Bond 144A, 0.50%, 7/31/35 (a)	6,044
10,297,250	Ecuador Government International Bond 144A, 0.50%, 7/31/40 (a)	4,531
1,261,899	Ecuador Government International Bond 144A, 6.68%, 7/31/30 (a)(h)	546

		11,121

Egypt (USD) (3%)
5,815,000	Egypt Government International Bond 144A, 7.50%, 1/31/27 (a)	6,753
4,950,000	Egypt Government International Bond 144A, 7.63%, 5/29/32 (a)	5,501
2,300,000	Egypt Government International Bond, 7.63%, 5/29/32 (c)	2,556
4,170,000	Egypt Government International Bond 144A, 7.90%, 2/21/48 (a)	4,370
3,315,000	Egypt Government International Bond 144A, 8.50%, 1/31/47 (a)	3,658
5,680,000	Egypt Government International Bond 144A, 8.70%, 3/01/49 (a)	6,346

		29,184

El Salvador (USD) (2%)
3,800,000	El Salvador Government International Bond 144A, 6.38%, 1/18/27 (a)	3,715

Principal or Shares	Security Description	Value (000)

2,560,000	El Salvador Government International Bond 144A, 7.63%, 2/01/41 (a)	$2,477
4,320,000	El Salvador Government International Bond
	144A, 7.65%, 6/15/35 (a)	4,255
1,525,000	El Salvador Government International Bond
	144A, 8.25%, 4/10/32 (a)	1,552
5,590,000	El Salvador Government International Bond
	144A, 8.63%, 2/28/29 (a)	5,800

		17,799

Gabon (USD) (0%)
3,030,000	Gabon Government International Bond 144A, 6.63%, 2/06/31 (a)	3,000

Georgia (USD) (1%)
915,000	Georgian Oil & Gas Corp. JSC 144A,
	6.75%, 4/26/21 (a)	926
6,535,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	6,979

		7,905

Ghana (USD) (3%)
2,480,000	Ghana Government International Bond 144A,
	7.63%, 5/16/29 (a)	2,628
3,090,000	Ghana Government International Bond 144A,
	7.88%, 3/26/27 (a)	3,395
4,420,000	Ghana Government International Bond 144A,
	8.13%, 3/26/32 (a)	4,644
2,585,000	Ghana Government International Bond,
	8.13%, 3/26/32 (c)	2,716
4,075,000	Ghana Government International Bond 144A,
	8.63%, 6/16/49 (a)	4,105
8,150,000	Ghana Government International Bond 144A,
	10.75%, 10/14/30 (a)	10,844

		28,332

Guatemala (USD) (1%)
3,666,000	Guatemala Government Bond 144A,
	4.88%, 2/13/28 (a)	4,110
1,520,000	Guatemala Government Bond 144A,
	5.38%, 4/24/32 (a)	1,809
4,040,000	Guatemala Government Bond 144A,
	6.13%, 6/01/50 (a)	5,030

		10,949

Honduras (USD) (1%)
3,790,000	Honduras Government International Bond 144A, 5.63%, 6/24/30 (a)	4,269
2,286,000	Honduras Government International Bond 144A, 6.25%, 1/19/27 (a)	2,629

		6,898

India (USD) (2%)
1,752,000	Adani Electricity Mumbai Ltd. 144A,
	3.95%, 2/12/30 (a)	1,847
1,405,000	Adani Green Energy UP Ltd./Prayatna
	Developers Pvt. Ltd./Parampujya Solar Energy 144A, 6.25%, 12/10/24 (a)	1,567
4,110,900	Adani Transmission Ltd. 144A,
	4.25%, 5/21/36 (a)	4,407
1,194,000	Muthoot Finance Ltd. 144A, 6.13%, 10/31/22 (a)	1,251
775,000	ReNew Power Ltd. 144A, 6.45%, 9/27/22 (a)	804

          Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

3,965,000	ReNew Power Pvt. Ltd. 144A,
	5.88%, 3/05/27 (a)	$4,221
4,605,000	Shriram Transport Finance Co. Ltd. 144A,
	5.95%, 10/24/22 (a)	4,737

		18,834

Indonesia (EUR) (0%)
380,000	Indonesia Government International Bond,
	1.40%, 10/30/31 EUR (b)	482

Indonesia (USD) (4%)
2,050,000	Cikarang Listrindo Tbk PT 144A, 4.95%, 9/14/26 (a)	2,127
5,680,000	Hutama Karya Persero PT 144A, 3.75%, 5/11/30 (a)	6,282
1,460,000	Indonesia Asahan Aluminium Persero PT 144A, 4.75%, 5/15/25 (a)	1,618
2,690,000	Indonesia Asahan Aluminium Persero PT 144A, 5.45%, 5/15/30 (a)	3,177
1,530,000	Indonesia Asahan Aluminium Persero PT 144A, 6.53%, 11/15/28 (a)	1,924
3,605,000	Indonesia Government International Bond 144A, 7.75%, 1/17/38 (a)	5,680
2,985,000	Indonesia Government International Bond 144A, 8.50%, 10/12/35 (a)	4,900
2,060,000	Indonesia Government International Bond,
	8.50%, 10/12/35 (c)	3,381
2,260,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (a)	2,409
3,670,000	Pertamina Persero PT 144A, 6.50%, 11/07/48 (a)	5,133
4,110,000	Perusahaan Listrik Negara PT 144A, 6.15%, 5/21/48 (a)	5,365
241,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A, 5.25%, 5/15/47 (a)	282

		42,278

Isle of Man (USD) (0%)
1,655,000	AngloGold Ashanti Holdings PLC,
	3.75%, 10/01/30	1,774

Israel (USD) (1%)
3,895,000	Bank Leumi Le-Israel BM 144A, (5 yr. US
	Treasury Yield Curve Rate T Note Constant Maturity + 1.631%) 3.28%, 1/29/31 (a)(c)(d)	4,100
3,045,000	Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)(c)	3,475

		7,575

Ivory Coast (EUR) (1%)
3,740,000	Ivory Coast Government International Bond 144A, 4.88%, 1/30/32 EUR (a)(b)	4,683
2,016,000	Ivory Coast Government International Bond 144A, 5.25%, 3/22/30 EUR (a)(b)	2,614

		7,297

Jersey (USD) (0%)
4,850,000	Galaxy Pipeline Assets Bidco Ltd. 144A,
	2.63%, 3/31/36 (a)	4,906

Kazakhstan (KZT) (0%)
2,098,000,000	Development Bank of Kazakhstan JSC 144A, 8.95%, 5/04/23 KZT (a)(b)	4,929

Principal or Shares	Security Description	Value (000)
Kazakhstan (USD) (2%)
2,960,000	Kazakhstan Government International Bond
	144A, 6.50%, 7/21/45 (a)	$4,674
4,225,000	KazMunayGas National Co. JSC 144A,
	3.50%, 4/14/33 (a)	4,566
9,290,000	KazMunayGas National Co. JSC 144A,
	5.75%, 4/19/47 (a)	11,975

		21,215

Kenya (USD) (1%)
3,880,000	Kenya Government International Bond 144A,
	6.88%, 6/24/24 (a)	4,296
2,625,000	Kenya Government International Bond 144A,
	7.00%, 5/22/27 (a)	2,907
1,690,000	Kenya Government International Bond 144A,
	8.25%, 2/28/48 (a)	1,921

		9,124

Lebanon (USD) (0%)
3,560,000	Lebanon Government International Bond,
	6.00%, 1/27/23 (c)(f)	475
3,420,000	Lebanon Government International Bond,
	6.20%, 2/26/25 (c)(f)	453
2,045,000	Lebanon Government International Bond,
	6.60%, 11/27/26 (c)(f)	273
1,246,000	Lebanon Government International Bond,
	6.65%, 2/26/30 (c)(f)	164
1,930,000	Lebanon Government International Bond,
	6.75%, 11/29/27 (c)(f)	251
1,390,000	Lebanon Government International Bond,
	6.85%, 5/25/29 (f)	186
2,950,000	Lebanon Government International Bond,
	7.00%, 3/23/32 (c)(f)	390

		2,192

Luxembourg (USD) (0%)
1,760,000	FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a)	1,834
2,565,000	MHP Lux SA 144A, 6.25%, 9/19/29 (a)	2,661
852,000	Millicom International Cellular SA 144A,
	4.50%, 4/27/31 (a)	905

		5,400

Malaysia (USD) (1%)
9,700,000	1MDB Energy Ltd., 5.99%, 5/11/22 (c)	10,209
3,320,000	Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (a)	4,314

		14,523

Mauritius (USD) (0%)
1,085,000	Azure Power Solar Energy Pvt. Ltd. 144A,
	5.65%, 12/24/24 (a)	1,159

Mexico (MXN) (1%)
26,900,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN (b)	1,027
83,600,000	Mexican Bonos, 8.50%, 5/31/29 MXN (b)	4,982
56,000,000	Mexican Bonos, 8.50%, 11/18/38 MXN (b)	3,340

		9,349

Mexico (USD) (5%)
6,783,880	Cometa Energia SA de CV 144A,
	6.38%, 4/24/35 (a)	7,962
4,411,244	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (a)	5,073
330,000	Grupo Bimbo SAB de CV 144A,
	4.00%, 9/06/49 (a)	360

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,870,000	Grupo Bimbo SAB de CV 144A, (5 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 3.280%) 5.95%, (a)(d)(g)	$3,070
4,140,000	Mexico City Airport Trust 144A,
	3.88%, 4/30/28 (a)	4,200
3,095,000	Mexico City Airport Trust 144A,
	5.50%, 7/31/47 (a)	3,110
1,720,000	Mexico Government International Bond,
	6.05%, 1/11/40	2,198
4,793,000	Petroleos Mexicanos, 6.49%, 1/23/27	4,937
7,425,000	Petroleos Mexicanos, 6.50%, 3/13/27	7,662
4,450,000	Petroleos Mexicanos, 6.50%, 6/02/41	3,915
2,770,000	Petroleos Mexicanos, 6.63%, 6/15/35	2,608
3,629,000	Petroleos Mexicanos, 6.75%, 9/21/47	3,176
1,106,000	Petroleos Mexicanos, 6.84%, 1/23/30	1,113
5,180,000	Petroleos Mexicanos, 6.95%, 1/28/60	4,548

		53,932

Mongolia (USD) (1%)
5,575,000	Development Bank of Mongolia LLC 144A,
	7.25%, 10/23/23 (a)	6,041
1,103,000	Mongolia Government International Bond 144A, 5.13%, 12/05/22 (a)	1,147
5,870,000	Mongolia Government International Bond 144A, 5.13%, 4/07/26 (a)	6,295
1,150,000	Mongolia Government International Bond 144A, 5.63%, 5/01/23 (a)	1,212
845,000	Mongolia Government International Bond 144A, 8.75%, 3/09/24 (a)	981

		15,676

Morocco (EUR) (0%)
2,220,000	Morocco Government International Bond 144A, 2.00%, 9/30/30 EUR (a)(b)	2,772

Morocco (USD) (0%)
5,370,000	Morocco Government International Bond 144A, 3.00%, 12/15/32 (a)	5,416

Netherlands (USD) (3%)
3,535,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	3,901
3,548,700	MV24 Capital BV 144A, 6.75%, 6/01/34 (a)	3,867
3,010,000	Petrobras Global Finance BV, 5.60%, 1/03/31	3,360
1,935,000	Petrobras Global Finance BV, 6.75%, 6/03/50	2,268
4,405,000	Petrobras Global Finance BV, 6.90%, 3/19/49	5,272
2,360,000	Prosus NV 144A, 3.68%, 1/21/30 (a)	2,551
2,000,000	Prosus NV 144A, 3.83%, 2/08/51 (a)	1,943
2,870,000	Prosus NV 144A, 4.03%, 8/03/50 (a)	2,872
2,160,000	VTR Finance NV 144A, 6.38%, 7/15/28 (a)	2,346

		28,380

Nigeria (USD) (3%)
4,015,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (a)	4,343
2,480,000	Nigeria Government International Bond,
	6.50%, 11/28/27 (c)	2,682
2,285,000	Nigeria Government International Bond 144A, 7.14%, 2/23/30 (a)	2,457
5,710,000	Nigeria Government International Bond 144A, 7.63%, 11/28/47 (a)	5,966
3,285,000	Nigeria Government International Bond 144A, 7.70%, 2/23/38 (a)	3,468

Principal or Shares	Security Description	Value (000)

3,720,000	Nigeria Government International Bond 144A, 7.88%, 2/16/32 (a)	$4,082
3,805,000	Nigeria Government International Bond 144A, 8.75%, 1/21/31 (a)	4,437

		27,435

Oman (USD) (3%)
4,020,000	Oman Government International Bond 144A,
	4.75%, 6/15/26 (a)(e)	4,112
7,230,000	Oman Government International Bond 144A,
	5.38%, 3/08/27 (a)	7,507
3,910,000	Oman Government International Bond 144A,
	6.25%, 1/25/31 (a)(e)	4,152
6,995,000	Oman Government International Bond 144A,
	6.50%, 3/08/47 (a)	6,838
5,490,000	Oman Government International Bond 144A,
	6.75%, 1/17/48 (a)	5,436

		28,045

Pakistan (USD) (0%)
3,655,000	Pakistan Government International Bond 144A, 6.88%, 12/05/27 (a)	3,921

Panama (USD) (2%)
1,882,946	Aeropuerto Internacional de Tocumen SA 144A, 6.00%, 11/18/48 (a)	2,257
683,000	Empresa de Transmision Electrica SA 144A, 5.13%, 5/02/49 (a)	843
2,620,000	Panama Government International Bond,
	2.25%, 9/29/32	2,649
1,010,000	Panama Government International Bond,
	4.30%, 4/29/53	1,216
5,785,000	Panama Government International Bond,
	6.70%, 1/26/36	8,326
1,060,000	Panama Government International Bond,
	9.38%, 4/01/29	1,628

		16,919

Paraguay (USD) (2%)
5,550,000	Paraguay Government International Bond 144A, 4.95%, 4/28/31 (a)	6,660
1,675,000	Paraguay Government International Bond 144A, 5.40%, 3/30/50 (a)	2,089
2,420,000	Paraguay Government International Bond 144A, 5.60%, 3/13/48 (a)	3,059
2,220,000	Paraguay Government International Bond 144A, 6.10%, 8/11/44 (a)	2,944
1,850,000	Telefonica Celular del Paraguay SA 144A,
	5.88%, 4/15/27 (a)	1,957

		16,709

Peru (PEN) (2%)
6,210,000	Fondo MIVIVIENDA SA 144A, 7.00%, 2/14/24 PEN (a)(b)	1,952
55,860,000	Peruvian Government International Bond 144A,
	6.95%, 8/12/31 PEN (a)(b)	19,744

		21,696

Peru (USD) (0%)
2,325,840	ABY Transmision Sur SA 144A,
	6.88%, 4/30/43 (a)	3,120

          Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

2,123,000	Corp. Financiera de Desarrollo SA 144A,
	4.75%, 7/15/25 (a)	$2,402

		5,522

Philippines (USD) (1%)
5,065,000	Philippine Government International Bond,
	3.70%, 3/01/41	5,793

Qatar (USD) (2%)
3,260,000	Qatar Government International Bond 144A, 4.40%, 4/16/50 (a)	4,178
6,680,000	Qatar Government International Bond 144A, 4.82%, 3/14/49 (a)	8,981
480,000	Qatar Government International Bond,
	4.82%, 3/14/49 (c)	645
3,425,000	Qatar Government International Bond 144A, 5.10%, 4/23/48 (a)	4,733

		18,537

Romania (EUR) (2%)
4,590,000	Romanian Government International Bond
	144A, 2.63%, 12/02/40 EUR (a)(b)	5,824
6,325,000	Romanian Government International Bond
	144A, 3.38%, 1/28/50 EUR (a)(b)	8,667
2,756,000	Romanian Government International Bond
	144A, 4.63%, 4/03/49 EUR (a)(b)	4,495

		18,986

Russian Federation (RUB) (1%)
974,500,000	Russian Federal Bond - OFZ, 6.90%, 5/23/29 RUB (b)	13,540

Russian Federation (USD) (1%)
3,600,000	Russian Foreign Bond - Eurobond 144A,
	5.10%, 3/28/35 (a)	4,484
400,000	Russian Foreign Bond - Eurobond,
	5.10%, 3/28/35 (c)	498
4,000,000	Russian Foreign Bond - Eurobond,
	5.63%, 4/04/42 (c)	5,418

		10,400

Saudi Arabia (USD) (2%)
2,610,000	Saudi Arabian Oil Co. 144A,
	3.50%, 11/24/70 (a)	2,546
8,150,000	Saudi Arabian Oil Co. 144A, 4.25%, 4/16/39 (a)	9,360
5,230,000	Saudi Government International Bond 144A, 2.25%, 2/02/33 (a)	5,174
4,200,000	Saudi Government International Bond 144A, 3.75%, 1/21/55 (a)	4,444

		21,524

Senegal (USD) (1%)
2,280,000	Senegal Government International Bond 144A, 6.25%, 7/30/24 (a)	2,525
2,435,000	Senegal Government International Bond 144A, 6.25%, 5/23/33 (a)	2,680
1,543,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	1,571

		6,776

South Africa (USD) (3%)
2,020,000	Eskom Holdings SOC Ltd. 144A, 6.35%, 8/10/28 (a)	2,244

Principal or Shares	Security Description	Value (000)

3,730,000	Eskom Holdings SOC Ltd. 144A,
	6.75%, 8/06/23 (a)	$3,903
5,150,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25 (c)	5,517
5,575,000	Republic of South Africa Government
	International Bond, 4.30%, 10/12/28	5,685
2,850,000	Republic of South Africa Government
	International Bond, 5.65%, 9/27/47	2,732
3,590,000	Republic of South Africa Government
	International Bond, 5.75%, 9/30/49	3,470
2,070,000	Republic of South Africa Government
	International Bond, 5.88%, 6/22/30	2,283
2,415,000	Transnet SOC Ltd. 144A, 4.00%, 7/26/22 (a)	2,471

		28,305

South Africa (ZAR) (1%)
50,600,000	Republic of South Africa Government Bond,
	8.00%, 1/31/30 ZAR (b)	3,197
58,400,000	Republic of South Africa Government Bond,
	8.75%, 2/28/48 ZAR (b)	3,180

		6,377

Sri Lanka (USD) (2%)
9,085,000	Sri Lanka Government International Bond 144A, 6.20%, 5/11/27 (a)	5,494
11,160,000	Sri Lanka Government International Bond 144A, 6.83%, 7/18/26 (a)	6,891
6,480,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (a)	4,053
1,885,000	Sri Lanka Government International Bond 144A, 7.55%, 3/28/30 (a)	1,150
6,025,000	Sri Lanka Government International Bond 144A, 7.85%, 3/14/29 (a)	3,683

		21,271

Thailand (USD) (0%)
3,110,000	Bangkok Bank PCL 144A, (5 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity + 4.729%) 5.00%, (a)(d)(g)	3,269

Tunisia (EUR) (0%)
2,135,000	Banque Centrale de Tunisie International Bond 144A, 6.38%, 7/15/26 EUR (a)(b)	2,380

Tunisia (USD) (1%)
12,460,000	Banque Centrale de Tunisie International Bond 144A, 5.75%, 1/30/25 (a)	11,419

Turkey (USD) (2%)
970,000	TC Ziraat Bankasi AS 144A, 5.13%, 5/03/22 (a)	981
4,735,000	Turkey Government International Bond,
	4.25%, 4/14/26	4,715
4,645,000	Turkey Government International Bond,
	6.13%, 10/24/28	4,947
4,035,000	Turkey Government International Bond,
	7.25%, 12/23/23	4,422
3,375,000	Turkey Government International Bond,
	7.38%, 2/05/25	3,774

		18,839

Ukraine (EUR) (0%)
1,285,000	Ukraine Government International Bond 144A, 4.38%, 1/27/30 EUR (a)(b)	1,486

5   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,790,000	Ukraine Government International Bond 144A, 6.75%, 6/20/26 EUR (a)(b)	$3,711

		5,197

Ukraine (UAH) (0%)
103,920,000	Ukraine Government International Bond 144A, 11.67%, 11/22/23 UAH (a)(b)	3,707

Ukraine (USD) (4%)
2,895,000	Ukraine Government International Bond 144A, 0.00%, 5/31/40 (a)(h)(i)	3,278
9,435,000	Ukraine Government International Bond 144A, 7.25%, 3/15/33 (a)	10,071
980,000	Ukraine Government International Bond 144A, 7.38%, 9/25/32 (a)	1,054
1,286,000	Ukraine Government International Bond 144A, 7.75%, 9/01/23 (a)	1,402
2,635,000	Ukraine Government International Bond 144A, 7.75%, 9/01/24 (a)	2,916
5,765,000	Ukraine Government International Bond 144A, 7.75%, 9/01/25 (a)	6,453
3,215,000	Ukraine Government International Bond, 7.75%, 9/01/25 (c)	3,599
2,370,000	Ukraine Government International Bond 144A, 7.75%, 9/01/26 (a)	2,669
7,418,000	Ukraine Government International Bond 144A, 7.75%, 9/01/27 (a)	8,318
3,380,000	Ukraine Government International Bond 144A, 8.99%, 2/01/24 (a)	3,809

		43,569

United Arab Emirates (USD) (2%)
7,183,000	Abu Dhabi Crude Oil Pipeline LLC 144A,
	4.60%, 11/02/47 (a)	8,767
1,810,000	Abu Dhabi Government International Bond 144A, 3.13%, 9/30/49 (a)	1,902
2,599,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	3,103
825,000	DP World PLC 144A, 5.63%, 9/25/48 (a)	1,035
1,690,000	DP World PLC 144A, 6.85%, 7/02/37 (a)	2,286
3,005,000	Ruwais Power Co. PJSC 144A,
	6.00%, 8/31/36 (a)	4,022

		21,115

United Kingdom (EGP) (1%)
31,299,000	HSBC Bank PLC 144A, 14.35%, 7/16/25
	EGP (a)(b)(c)	2,003
34,600,000	HSBC Bank PLC 144A, 14.37%, 10/22/25
	EGP (a)(b)	2,214
43,500,000	HSBC Bank PLC 144A, 14.56%, 10/18/27
	EGP (a)(b)(c)	2,802
47,370,000	HSBC Bank PLC 144A, 14.61%, 9/10/25
	EGP (a)(b)(c)	3,060

		10,079

United Kingdom (IDR) (1%)
89,288,000,000	Standard Chartered Bank 144A, 8.25%, 5/19/36 IDR (a)(b)	7,137

United Kingdom (USD) (0%)
2,130,000	MARB BondCo PLC 144A, 3.95%, 1/29/31 (a)	2,122

Principal or Shares	Security Description	Value (000)
United States (EGP) (1%)
179,300,000	Citigroup Global Markets Holdings Inc. 144A, 0.00%, 9/02/21 EGP (a)(b)(h)	$10,645

United States (IDR) (0%)
36,100,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.25%, 5/17/36 IDR (a)(b)	2,886
24,925,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 IDR (a)(b)	2,018

		4,904

United States (KZT) (0%)
1,097,800,000	Citigroup Global Markets Holdings Inc. 144A, 0.00%, 1/24/22 KZT (a)(b)	2,380

United States (UAH) (1%)
13,700,000	Citigroup Global Markets Holdings Inc. 144A, 14.41%, 10/17/22 UAH (a)(b)	515
134,000,000	Citigroup Global Markets Holdings Inc. 144A, 15.92%, 11/19/21 UAH (a)(b)	4,988
26,000,000	Citigroup Global Markets Holdings Inc. 144A, 16.42%, 11/19/21 UAH (a)(b)	968

		6,471

United States (USD) (1%)
1,750,000	MercadoLibre Inc., 3.13%, 1/14/31	1,760
1,730,000	NBM U.S. Holdings Inc. 144A, 6.63%, 8/06/29 (a)	1,952
2,010,000	NBM U.S. Holdings Inc. 144A, 7.00%, 5/14/26 (a)	2,161

		5,873

Uruguay (USD) (1%)
1,410,000	Uruguay Government International Bond,
	4.98%, 4/20/55	1,886
4,449,580	Uruguay Government International Bond,
	5.10%, 6/18/50	5,998

		7,884

Uruguay (UYU) (2%)
486,553,951	Uruguay Government International Bond,
	3.88%, 7/02/40 UYU (b)	13,567
177,754,174	Uruguay Government International Bond,
	4.38%, 12/15/28 UYU (b)	4,956

		18,523

Uzbekistan (USD) (0%)
5,230,000	Republic of Uzbekistan Bond 144A,
	3.70%, 11/25/30 (a)	5,418

Venezuela (USD) (0%)
6,400,000	Petroleos de Venezuela SA, 5.38%, 4/12/27 (f)(j)	272
6,055,000	Petroleos de Venezuela SA, 6.00%, 11/15/26 (f)(j)	257
1,122,500	Petroleos de Venezuela SA, 8.50%, 10/27/20 (f)(j)	298
5,085,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (f)(j)	216
2,420,000	Venezuela Government International Bond,
	7.00%, 3/31/38 (f)(j)	236
7,789,000	Venezuela Government International Bond,
	7.65%, 4/21/25 (f)(j)	760
4,020,000	Venezuela Government International Bond,
	7.75%, 10/13/19 (f)(j)	392
9,060,000	Venezuela Government International Bond,
	9.25%, 9/15/27 (f)(j)	883

		3,314

          Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
Virgin Islands (British) (USD) (1%)
13,400,000	1MDB Global Investments Ltd.,
	4.40%, 3/09/23 (c)	$13,417
2,090,000	Gold Fields Orogen Holdings BVI Ltd. 144A,
	6.13%, 5/15/29 (a)	2,545
		15,962
Total Bonds (Cost - $1,059,153)		1,067,558
Investment Company (2%)
24,543,288	Payden Cash Reserves Money Market Fund *
	(Cost - $24,543)	24,543
Total Investments (Cost - $1,083,696) (101%)		1,092,101
Liabilities in excess of Other Assets (-1%)		(13,297)
Net Assets (100%)		$1,078,804

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021.
(e)

All or a portion of these securities are on loan. At January 31, 2021, the total market value of the Fund’s securities on loan is $7,501 and the total market value of the collateral held by the Fund is $7,657. Amounts in 000s.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Perpetual security with no stated maturity date.
(h)	Yield to maturity at time of purchase.
(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Non-income producing security.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 11,270	USD 13,607	HSBC Bank USA, N.A.	03/22/2021	$87
PHP 512,010	USD 10,618	Barclays Bank PLC	04/19/2021	19
PLN 20,089	USD 5,372	HSBC Bank USA, N.A.	04/28/2021	27
RUB 462,370	USD 5,969	HSBC Bank USA, N.A.	02/17/2021	128
USD 10,814	TWD 298,300	Barclays Bank PLC	04/19/2021	154
USD 6,615	ZAR 100,040	HSBC Bank USA, N.A.	03/18/2021	47
USD 12,487	BRL 64,590	HSBC Bank USA, N.A.	03/23/2021	699

				1,161

Liabilities:
BRL 24,911	USD 4,668	HSBC Bank USA, N.A.	03/23/2021	(122)
MXN 63,310	USD 3,168	BNP PARIBAS	04/26/2021	(108)
USD 10,430	THB 315,180	Barclays Bank PLC	02/18/2021	(100)
USD 5,955	RUB 462,370	HSBC Bank USA, N.A.	02/17/2021	(143)
USD 39,029	EUR 32,918	HSBC Bank USA, N.A.	03/22/2021	(968)

				(1,441)

Net Unrealized Appreciation (Depreciation)				$(280)

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (Depreciation) (000s)
Protection Bought (Relevant Credit: Republic of Chile), Pay 1% Quarterly, Receive upon credit default	12/20/2025	CLP 9,520	$(223)	$(132)	$(90)
Protection Bought (Relevant Credit: Republic of Colombia), Pay 1% Quarterly, Receive upon credit default	12/20/2025	COP 7,710	38	201	(163)
Protection Bought (Relevant Credit: United Mexican States), Pay 1% Quarterly, Receive upon credit default	12/20/2025	MXP 4,900	(16)	120	(137)

			$(201)	$189	$(390)

7   Payden Mutual Funds